Company Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Non-current assets
Total non-current assets	$ 9,466	$ 9,053
Current assets
Other receivables and prepayments	190	510
Cash and cash equivalents	861	2,471	$ 2,676		$ 1,239
Other assets	0	35
Total current assets	1,082	3,047
Total assets	10,548	12,100
EQUITY
Share capital	81	81
Reserves	1,848	4,365
Total equity	1,929	4,446	$ 4,409	$ 4,562	$ 4,538
Non-current liabilities
Borrowings	7,065	5,608
Total non-current liabilities	7,205	5,756
Current liability
Other payables	62	104
Total current liability	1,414	1,898
Total liabilities	8,619	7,654
Total equity and liabilities	10,548	12,100
Net current (liabilities)/assets	(332)	1,149
Total assets less current liability	9,134	10,202
Parent Company [Member]
Non-current assets
Interests in subsidiaries	1,144	1,129
Note receivable from subsidiaries	7,782	5,919
Total non-current assets	8,926	7,048
Current assets
Other receivables and prepayments	59	96
Cash and cash equivalents	6	216
Other assets	0	35
Total current assets	65	347
Total assets	8,991	7,395
EQUITY
Share capital	81	81
Reserves	1,851	1,738
Total equity	1,932	1,819
Non-current liabilities
Borrowings	6,920	5,461
Other payables	3	1
Total non-current liabilities	6,923	5,462
Current liability
Other payables	136	114
Total current liability	136	114
Total liabilities	7,059	5,576
Total equity and liabilities	8,991	7,395
Net current (liabilities)/assets	(71)	233
Total assets less current liability	$ 8,855	$ 7,281